Financial Instruments and Risk Management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, contractual cash flow amount	R$ 236,206	R$ 59,819
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, book value	20,740,548
Non derivative financial liabilities, contractual cash flow amount	32,496,796
Loans And Borrowings [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	2,246,762
Loans And Borrowings [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	4,639,324
Loans And Borrowings [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	3,520,568
Loans And Borrowings [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	2,044,261
Loans And Borrowings [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	1,608,760
Loans And Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	18,437,121
Principal [Member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	21,529,249
Principal [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	984,119
Principal [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	3,440,204
Principal [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	2,480,054
Principal [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	1,168,583
Principal [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	800,997
Principal [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	12,655,292
Interest [Member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	10,967,547
Interest [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	1,262,643
Interest [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	1,199,120
Interest [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	1,040,514
Interest [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	875,678
Interest [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	807,763
Interest [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	5,781,829
Trade Accounts Payable [Member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, book value	13,570,050
Trade Accounts Payable [Member] | Not Designated Cash Flow Hedges [Member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	13,750,530
Trade Accounts Payable [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	13,764,240
Trade Accounts Payable [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	13,710
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, book value	3,992,929
Non derivative financial liabilities, contractual cash flow amount	5,000,443
Lease liabilities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	1,084,328
Lease liabilities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	821,985
Lease liabilities [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	716,566
Lease liabilities [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	539,245
Lease liabilities [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	472,328
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Non derivative financial liabilities, contractual cash flow amount	1,365,991
Interest Rates Risk [Member] | Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, book value	236,523
Derivative financial liabilities, contractual cash flow amount	(236,522)
Interest Rates Risk [Member] | Later than five years [member] | Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, contractual cash flow amount	(236,522)
Foreign Exchange Risk [Member] | Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, book value	360,557
Derivative financial liabilities, contractual cash flow amount	360,557
Foreign Exchange Risk [Member] | Not later than one year [member] | Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, contractual cash flow amount	360,557
Commodities Price Risk [Member] | Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, book value	22,102
Derivative financial liabilities, contractual cash flow amount	22,102
Commodities Price Risk [Member] | Not later than one year [member] | Designated As Hedge Accounting [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities, contractual cash flow amount	R$ 22,102